Property and Equipment, Net - Schedule of Property and Equipment, Net from Continuing Operations (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (624,162)	$ (544,738)
Property and equipment, net	117,635	139,183
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	370,760	355,204
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	254,525	217,093
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, Gross	$ 116,512	$ 111,624